Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share
Schedule of earnings per share

	For the six months ended
	June 30,
USD per Share	2026	2025
Profit for the period attributable to the Owners of the Group	$318,628,951	$39,442,842
Weighted average number of shares outstanding in the period	38,605,735	32,194,108
Earnings per share, basic and diluted	$8.25	$1.23